Other Current Liabilities	12 Months Ended
Dec. 31, 2011
Other Current Liabilities
NOTE 14	Other Current Liabilities

Significant components of other current liabilities at December 31 are summarized as follows:

(in thousands)	2011	2010
Accrued expenses	$40,141	29,999
Deferred revenues	29,707	34,184
Dividends payable	18,913	13,634
Accrued income taxes	5,731	2,920
Transaction processing provisions	5,382	5,221
Client postage deposits	3,562	3,708
Other	22,427	21,374

Total	$125,863	111,040